Annual Total Returns- Goldman Sachs Technology Opportunities Fund (Class A C Inst Serv Inv R6 Shares) [BarChart] - Class A C Inst Serv Inv R6 Shares - Goldman Sachs Technology Opportunities Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(13.25%)	20.44%	28.56%	10.03%	7.67%	6.13%	38.03%	2.19%	37.81%	45.38%